BASIS OF PRESENTATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Accounting Policies [Abstract]
BASIS OF PRESENTATION

NOTE 1 – BASIS OF PRESENTATION

Basis of Presentation: The Company’s unaudited interim condensed consolidated financial statements have been prepared under United States Generally Accepted Accounting Principles (“U.S. GAAP”) and applicable rules of the Securities and Exchange Commission (“SEC”) regarding interim financial reporting and include the accounts of Coeur Mining, Inc. and its consolidated subsidiaries (“Coeur” or the “Company”). All significant intercompany transactions and balances have been eliminated during consolidation. The Company has evaluated all activity that took place after June 30, 2013 and determined there are no subsequent events that need to be disclosed. Certain information and note disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these unaudited interim condensed consolidated financial statements should be read in conjunction with the consolidated financial statements and notes thereto contained in the Company’s Form 10-K for the year ended December 31, 2012. The condensed consolidated balance sheet as of December 31, 2012, included herein, was derived from the audited consolidated financial statements as of that date.

The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited consolidated financial statements and include all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the Company’s consolidated financial position as of June 30, 2013 and December 31, 2012 and the Company’s consolidated results of operations and cash flows for the three and six months ended June 30, 2013 and 2012. The results for the three and six months ended June 30, 2013 are not necessarily indicative of the results to be expected for the year ending December 31, 2013. All references to June 30, 2013 or to the three and six months ended June 30, 2013 and 2012 in the notes to the condensed consolidated financial statements are unaudited.

Use of Estimates: The preparation of the Company’s consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in its condensed consolidated financial statements and accompanying notes. The most significant areas requiring the use of management’s estimates and assumptions relate to recoverable ounces from proven and probable reserves that are the basis of future cash flow estimates and units-of-production depreciation and amortization calculations; useful lives utilized for depreciation, depletion and amortization; estimates of future cash flows for long lived assets; estimates of recoverable gold and silver ounces in ore on leach pads; the amount and timing of reclamation and remediation costs; valuation allowance for deferred tax assets; and other employee benefit liabilities.

NOTE 2 – BASIS OF PRESENTATION

Basis of Presentation: These consolidated financial statements have been prepared under United States Generally Accepted Accounting Principles (“U.S. GAAP”). All significant intercompany transactions and balances have been eliminated during consolidation.